Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of July 2011

Collection Period Start	25-Jul-11	Distribution Date	15-Aug-11
Collection Period End	31-Jul-11	30/360 Days	21
Beg. of Interest Period	25-Jul-11	Actual/360 Days	21
End of Interest Period	15-Aug-11

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,054,216,867.47	1,054,216,867.47	1,037,451,092.61	0.9840965
Total Securities		1,054,216,867.47	1,054,216,867.47	1,037,451,092.61	0.9840965
Class A-1 Notes	0.227950%	128,000,000.00	128,000,000.00	111,234,225.14	0.8690174
Class A-2a Notes	0.700000%	100,000,000.00	100,000,000.00	100,000,000.00	1.0000000
Class A-2b Notes	0.367250%	250,000,000.00	250,000,000.00	250,000,000.00	1.0000000
Class A-3 Notes	1.040000%	339,000,000.00	339,000,000.00	339,000,000.00	1.0000000
Class A-4 Notes	1.240000%	58,000,000.00	58,000,000.00	58,000,000.00	1.0000000
Certificates	0.000000%	179,216,867.47	179,216,867.47	179,216,867.47	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	16,765,774.86	17,020.27	130.9826161	0.1329709
Class A-2a Notes	0.00	40,833.33	0.0000000	0.4083333
Class A-2b Notes	0.00	53,557.29	0.0000000	0.2142292
Class A-3 Notes	0.00	205,660.00	0.0000000	0.6066667
Class A-4 Notes	0.00	41,953.33	0.0000000	0.7233333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	16,765,774.86	359,024.22

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				11,908,691.55
Monthly Interest				4,908,771.17
Total Monthly Payments				16,817,462.72

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				730,775.98
Aggregate Sales Proceeds Advance				388,198.26
Total Advances				1,118,974.24

Vehicle Disposition Proceeds:
Reallocation Payments				82,325.00
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				4,653,936.29
Excess Wear and Tear and Excess Mileage				0.00
Remaining Payoffs				0.00
Net Insurance Proceeds				795,414.62
Residual Value Surplus				0.00
Total Collections				23,468,112.87

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	44,355.00			2
Involuntary Repossession	-			-
Voluntary Repossession	37,970.00			2
Full Termination	-			-
Bankruptcy	-			-
Insurance Payoff		788,989.80		35
Customer Payoff			22,426.62	1
Grounding Dealer Payoff			3,221,671.76	127
Dealer Purchase			1,386,276.04	50
Total	82,325.00	788,989.80	4,630,374.42	217

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of July 2011

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	45,906	1,166,280,170.23	7.00000%	1,054,216,867.47
Total Depreciation Received		(13,405,998.71)		(11,327,168.34)
Principal Amount of Gross Losses	(41)	(937,396.14)		(840,145.77)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1)	(16,613.49)		(14,522.38)
Scheduled Terminations	(197)	(4,986,731.51)		(4,583,938.37)
Pool Balance - End of Period	45,667	1,146,933,430.38	7.40000%	1,037,451,092.61

Remaining Pool Balance
Lease Payment				413,290,192.08
Residual Value				624,160,900.53
Total				1,037,451,092.61

III. DISTRIBUTIONS

Total Collections					23,468,112.87
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					23,468,112.87

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					0.00
3. Reimbursement of Sales Proceeds Advance					0.00
4. Servicing Fee:
Servicing Fee Due					878,514.06
Servicing Fee Paid					878,514.06
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					878,514.06

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					17,020.27

Class A-1 Notes Monthly Interest Paid					17,020.27
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					40,833.33

Class A-2 Notes Monthly Interest Paid					40,833.33
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					53,557.29

Class A-2 Notes Monthly Interest Paid					53,557.29
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					205,660.00

Class A-3 Notes Monthly Interest Paid					205,660.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of July 2011

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	41,953.33

Class A-4 Notes Monthly Interest Paid	41,953.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	359,024.22
Total Note and Certificate Monthly Interest Paid	359,024.22
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	22,230,574.59

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	16,765,774.86

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	16,765,774.86
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,464,799.73

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of July 2011

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,271,084.34
Required Reserve Account Amount		15,813,253.01
Beginning Reserve Account Balance		5,271,084.34
Additional Cash Infusion		0.00
Reinvestment Income for the Period		43.33
Reserve Fund Available for Distribution		5,271,127.67
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		5,464,799.73
Gross Reserve Account Balance		10,735,927.40
Remaining Available Collections Released to Seller		0.00
Total Ending Reserve Account Balance		10,735,927.40

V. POOL STATISTICS

Weighted Average Remaining Maturity		25.78
Monthly Prepayment Speed		58%
Lifetime Prepayment Speed		58%

	$	units
Recoveries of Defaulted and Casualty Receivables	833,384.62
Securitization Value of Defaulted Receivables and Casualty Receivables	840,145.77	41
Aggregate Defaulted and Casualty Gain (Loss)	(6,761.15)
Pool Balance at Beginning of Collection Period	1,054,216,867.47
Net Loss Ratio	-0.0006%

Cumulative Net Losses for all Periods	0.0006%	6,761.15

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	1,901,340.55	83
61-90 Days Delinquent	0.00	0
91-120+ Days Delinquent	0.00	0
Total Delinquent Receivables:	1,901,340.55	83
60+ Days Delinquencies as Percentage of Receivables	0.00%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	44,355.00	2
Securitization Value	46,882.91
Aggregate Residual Gain (Loss)	(2,527.91)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	44,355.00	2
Cumulative Securitization Value	46,882.91
Cumulative Residual Gain (Loss)	(2,527.91)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		0.00
Reimbursement of Outstanding Advance		0.00
Additional Advances for current period		388,198.26
Ending Balance of Residual Advance		388,198.26

Beginning Balance of Payment Advance		0.00
Reimbursement of Outstanding Payment Advance		0.00
Additional Payment Advances for current period		730,775.98
Ending Balance of Payment Advance		730,775.98

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of July 2011

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No